FEDERATED EQUITY INCOME FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  MAY 29, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED EQUITY INCOME FUND, INC. (the "Fund")
         1933 Act File No. 33-6901
         1940 Act File No. 811-4743

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2002, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 31 on May 28, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-1412.

                                                Very truly yours,



                                                /s/ G. Andrew Bonnewell
                                                G. Andrew Bonnewell
                                                Assistant Secretary